Investments (Tables)	9 Months Ended
Sep. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Available for sale fixed maturities and equity securities
Available for sale fixed maturities and equity securities consisted of the following (in millions):

						September 30, 2017 (unaudited)
						Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value
							Gains	Losses
Fixed maturities:
U.S. Government and government agencies						$48	$2	$(3)	$(1)	$47
States, municipalities and political subdivisions						4,154	197	(15)	182	4,336
Foreign government						11	2	—	2	13
Residential MBS						2,169	256	(4)	252	2,421
Commercial MBS						870	40	—	40	910
Asset-backed securities						5,655	127	(11)	116	5,771
Corporate and other						16,705	668	(35)	633	17,338
Total fixed maturities						$29,612	$1,292	$(68)	$1,224	$30,836

Equity securities:
Common stocks						$376	$105	$(12)	$93	$469
Perpetual preferred stocks						64	7	—	7	71
Total equity securities						$440	$112	$(12)	$100	$540

	December 31, 2016					December 31, 2015
	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value	Amortized Cost	Gross Unrealized		Net Unrealized	Fair Value
		Gains	Losses				Gains	Losses
Fixed maturities:
U.S. Government and government agencies	$51	$2	$(3)	$(1)	$50	$61	$2	$(3)	$(1)	$60
States, municipalities and political subdivisions	4,063	155	(42)	113	4,176	3,836	162	(32)	130	3,966
Foreign government	12	1	—	1	13	12	1	—	1	13
Residential MBS	2,388	216	(7)	209	2,597	2,344	246	(6)	240	2,584
Commercial MBS	1,304	46	(1)	45	1,349	1,903	71	—	71	1,974
Asset-backed securities	4,517	37	(35)	2	4,519	3,508	21	(37)	(16)	3,492
Corporate and other	14,975	448	(107)	341	15,316	13,239	401	(243)	158	13,397
Total fixed maturities	$27,310	$905	$(195)	$710	$28,020	$24,903	$904	$(321)	$583	$25,486

Equity securities:
Common stocks	$391	$55	$(9)	$46	$437	$439	$32	$(35)	$(3)	$436
Perpetual preferred stocks	56	3	(1)	2	58	50	—	—	—	50
Total equity securities	$447	$58	$(10)	$48	$495	$489	$32	$(35)	$(3)	$486

Available for sale securities in a continuous unrealized loss position
The following tables show gross unrealized losses (dollars in millions) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at the following balance sheet dates.

	Less Than Twelve Months			Twelve Months or More
	Unrealized Loss	Fair Value	Fair Value as % of Cost	Unrealized Loss	Fair Value	Fair Value as % of Cost
September 30, 2017 (unaudited)
Fixed maturities:
U.S. Government and government agencies	$—	$3	100%	$(3)	$8	73%
States, municipalities and political subdivisions	(12)	640	98%	(3)	59	95%
Residential MBS	(1)	75	99%	(3)	91	97%
Commercial MBS	—	60	100%	—	—	—%
Asset-backed securities	(5)	639	99%	(6)	157	96%
Corporate and other	(23)	1,606	99%	(12)	279	96%
Total fixed maturities	$(41)	$3,023	99%	$(27)	$594	96%

Equity securities:
Common stocks	$(12)	$58	83%	$—	$—	—%
Perpetual preferred stocks	—	10	100%	—	—	—%
Total equity securities	$(12)	$68	85%	$—	$—	—%

December 31, 2016
Fixed maturities:
U.S. Government and government agencies	$—	$8	100%	$(3)	$7	70%
States, municipalities and political subdivisions	(38)	1,288	97%	(4)	12	75%
Residential MBS	(4)	298	99%	(3)	91	97%
Commercial MBS	(1)	93	99%	—	—	—%
Asset-backed securities	(18)	1,295	99%	(17)	551	97%
Corporate and other	(87)	3,636	98%	(20)	340	94%
Total fixed maturities	$(148)	$6,618	98%	$(47)	$1,001	96%

Equity securities:
Common stocks	$(9)	$91	91%	$—	$3	100%
Perpetual preferred stocks	(1)	32	97%	—	—	—%
Total equity securities	$(10)	$123	92%	$—	$3	100%

December 31, 2015
Fixed maturities:
U.S. Government and government agencies	$—	$4	100%	$(3)	$15	83%
States, municipalities and political subdivisions	(25)	1,031	98%	(7)	103	94%
Residential MBS	(2)	180	99%	(4)	99	96%
Commercial MBS	—	74	100%	—	13	100%
Asset-backed securities	(29)	1,849	98%	(8)	355	98%
Corporate and other	(195)	4,229	96%	(48)	295	86%
Total fixed maturities	$(251)	$7,367	97%	$(70)	$880	93%

Equity securities:
Common stocks	$(35)	$228	87%	$—	$—	—%
Perpetual preferred stocks	—	23	100%	—	5	100%
Total equity securities	$(35)	$251	88%	$—	$5	100%

Roll forward of cumulative credit portion of other-than-temporary impairments on fixed maturity securities
A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions):

	Nine months ended
	September 30,	Year ended December 31,
	2017	2016	2015	2014
	(unaudited)
Balance at beginning of period	$104	$110	$115	$125
Additional credit impairments on:
Previously impaired securities	1	1	—	—
Securities without prior impairments	2	—	1	—
Reductions due to sales or redemptions	(6)	(7)	(6)	(10)
Balance at end of period	$101	$104	$110	$115

Available for sale fixed maturity securities by contractual maturity date
The table below sets forth the scheduled maturities of available for sale fixed maturities (dollars in millions). Securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers.

	September 30, 2017			December 31, 2016
	Amortized	Fair Value		Amortized	Fair Value
	Cost	Amount	%	Cost	Amount	%
	(unaudited)	(unaudited)
Maturity
One year or less	$563	$571	2%	$615	$626	2%
After one year through five years	4,508	4,745	15%	3,952	4,185	15%
After five years through ten years	12,124	12,552	41%	10,922	11,088	40%
After ten years	3,723	3,866	13%	3,612	3,656	13%
	20,918	21,734	71%	19,101	19,555	70%
ABS (average life of approximately 5 years)	5,655	5,771	18%	4,517	4,519	16%
MBS (average life of approximately 4-1/2 years)	3,039	3,331	11%	3,692	3,946	14%
Total	$29,612	$30,836	100%	$27,310	$28,020	100%

Net investment income earned and investment expenses incurred
The following table shows (in millions) investment income earned and investment expenses incurred:

	Nine months ended
	September 30,		Year ended December 31,
	2017	2016	2016	2015	2014
	(unaudited)	(unaudited)
Investment income:
Fixed maturities	$993	$929	$1,248	$1,138	$1,047
Equity securities	15	17	24	21	16
Equity in earnings of partnerships and similar investments	28	16	22	16	9
Mortgage loans	37	35	47	45	42
Policy loans	8	9	11	12	12
Real estate and other	23	26	34	7	17
Gross investment income	1,104	1,032	1,386	1,239	1,143
Investment expenses	(6)	(7)	(10)	(9)	(4)
Net investment income	$1,098	$1,025	$1,376	$1,230	$1,139

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments
Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in millions):

	Nine months ended September 30, 2017 (unaudited)				Nine months ended September 30, 2016 (unaudited)
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$21	$(13)	$8	$514	$29	$(25)	$4	$1,007
Equity securities	12	(23)	(11)	52	8	(36)	(28)	41
Mortgage loans and other investments	2	—	2	—	—	—	—	—
Other (*)	(5)	12	7	(248)	(7)	13	6	(478)
Total pretax	30	(24)	6	318	30	(48)	(18)	570
Tax effects	(11)	9	(2)	(111)	(11)	17	6	(200)
Net of tax	$19	$(15)	$4	$207	$19	$(31)	$(12)	$370

	Year ended December 31, 2016				Year ended December 31, 2015
	Realized gains (losses)				Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$32	$(25)	$7	$127	$24	$(28)	$(4)	$(698)
Equity securities	17	(41)	(24)	51	17	(36)	(19)	(49)
Mortgage loans and other investments	—	—	—	—	(1)	(2)	(3)	—
Other (*)	(7)	15	8	(52)	(5)	15	10	320
Total pretax	42	(51)	(9)	126	35	(51)	(16)	(427)
Tax effects	(15)	18	3	(44)	(12)	18	6	149
Net of tax	$27	$(33)	$(6)	$82	$23	$(33)	$(10)	$(278)

	Year ended December 31, 2014
	Realized gains (losses)
	Before Impairments	Impairments	Total	Change in Unrealized
Fixed maturities	$32	$(8)	$24	$465
Equity securities	16	(8)	8	6
Mortgage loans and other investments	—	—	—	—
Other (*)	(2)	5	3	(222)
Total pretax	46	(11)	35	249
Tax effects	(16)	4	(12)	(87)
Net of tax	$30	$(7)	$23	$162

(*)	Primarily adjustments to deferred policy acquisition costs and reserves related to the annuity business.

Gross realized gains and losses on available for sale fixed maturity and equity security investments
Gross realized gains and losses (excluding impairment write-downs and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions consisted of the following (in millions):

	Nine months ended
	September 30,		Year ended December 31,
	2017	2016	2016	2015	2014
	(unaudited)	(unaudited)
Fixed maturities:
Gross gains	$27	$36	$45	$31	$29
Gross losses	(4)	(5)	(6)	(5)	(1)
Equity securities:
Gross gains	14	10	19	18	16
Gross losses	(1)	(2)	(2)	(1)	—